Commitments and Contingencies - Additional Information (Detail) $ in Thousands						1 Months Ended					12 Months Ended
	Jan. 24, 2017 Vessel m³	Jan. 12, 2017 Vessel m³	Nov. 11, 2015 USD ($) m³	Nov. 03, 2014 USD ($) Contract m³	Dec. 20, 2013 USD ($) Vessel Carriers m³	Jun. 30, 2017 Vessel	Apr. 30, 2017 Vessel	Feb. 28, 2017 USD ($)	Oct. 31, 2016 Vessel	Aug. 31, 2016 Vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule Of Commitments And Contingencies [Line Items]
Payment for property plant and equipment | $											$ 1,733	$ 3,348	$ 3,503
Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of gas carriers to be purchased | Carriers					2
Semi Refrigerated [Member] | Navigator Aurora LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month and year					2016-08
Number of vessels to be constructed under option agreement										1
Semi Refrigerated [Member] | Navigator Eclipse LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month and year					2016-10
Number of vessels to be constructed under option agreement									1
Semi Refrigerated [Member] | Navigator Nova LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month date and year					Jan. 12, 2017
Semi Refrigerated [Member] | Navigator Prominence L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Expected delivery of vessels, month and year					2017-06
Subsequent Event [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³	22,000	37,300
Subsequent Event [Member] | Semi Refrigerated [Member] | Navigator Nova LLC [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement		1
Scenario, Forecast [Member] | Semi Refrigerated [Member] | Navigator Prominence L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement						1
Ethane Capable Gas Carrier [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³					37,300
Future cost of carriers to be constructed | $					$ 77,400
Number of vessels to be constructed under option agreement					3
Ethane Capable Gas Carrier [Member] | Options Exercised [Member] | Semi Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Future cost of carriers to be constructed | $					$ 78,400
Expected delivery of vessels, month and year					2016-04
Liquefied Gas Segment [Member] | Fully Refrigerated [Member]
Schedule Of Commitments And Contingencies [Line Items]
Gas carrier cargo capacity | m³			38,000	22,000
Expected delivery of vessels, month and year											2017-07
Payment for property plant and equipment | $			$ 50,500	$ 51,000
Scheduled to be delivered description											The first vessel, Navigator Luga, was delivered on January 24, 2017 and Navigator Yauza will be delivered by April 2017.
Number of contracts | Contract				2
Liquefied Gas Segment [Member] | Fully Refrigerated [Member] | Navigator Luga L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month date and year				Jan. 24, 2017
Liquefied Gas Segment [Member] | Fully Refrigerated [Member] | Navigator Yauza L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Delivery of vessels, month and year				2017-04
Liquefied Gas Segment [Member] | Subsequent Event [Member] | Fully Refrigerated [Member] | Navigator Luga L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement	1
Liquefied Gas Segment [Member] | Scenario, Forecast [Member] | Fully Refrigerated [Member] | Navigator Yauza L.L.C. [Member]
Schedule Of Commitments And Contingencies [Line Items]
Number of vessels to be constructed under option agreement							1
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease expiration date											Mar. 31, 2017
London [Member] | Subsequent Event [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term, mutual break clause								10 years
Operating lease future minimum payment per year | $								$ 1,100
Lease term								10 years
Lease expiration date								Feb. 28, 2022
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year | $											$ 200
Lease term											5 years
Lease expiration date											Jun. 30, 2017